Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Finite-Lived Intangible Assets

The net carrying amounts related to acquired intangible assets as of December 31, 2016 are as follows:

	Net Carrying Amount	Weighted average amortization period (years)
Website at January 1, 2015, net	$10,700	2.59
Amortization expenses	(4,625)
Website at December 31, 2015, net	$6,075	1.59
Amortization expenses	(5,156)
Website at December 31, 2016, net	$919	0.59